Income (loss) per share	12 Months Ended
Dec. 31, 2021
Disclosure of Income (loss) per share [Abstract]
Income (loss) per share
16.	Income (loss) per share

	Year Ended
	December 31,
	2021	2020
Net income (loss) for the year	$289,345	$(5,190,713)

Net income (loss) per share - basic	$0.01	$(0.44)
Net income (loss) per share - diluted	$0.01	$(0.44)

Weighted average number of shares outstanding - basic	21,781,806	11,715,524
Dilutive effect of stock options and warrants	638,914	-

Weighted average number of shares outstanding - diluted	22,420,720	11,715,524